UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%

Security	Shares	Value
Aerospace & Defense — 0.9%
Boeing Co. (The)(1)	103,590	$12,480,523

		$12,480,523

Air Freight & Logistics — 1.8%
C.H. Robinson Worldwide, Inc.(1)	368,033	$24,827,506

		$24,827,506

Automobiles — 1.4%
Honda Motor Co., Ltd.(1)	343,500	$11,957,599
Toyota Motor Corp.(1)	137,078	8,093,086

		$20,050,685

Banks — 11.9%
Banco Bilbao Vizcaya Argentaria SA	815,890	$10,029,487
Bank of America Corp.	795,601	12,132,915
BNP Paribas SA	132,000	8,758,654
Citigroup, Inc.(1)	355,000	17,363,050
Intesa Sanpaolo SpA	3,790,383	11,256,006
JPMorgan Chase & Co.(1)	256,936	14,817,499
Lloyds Banking Group PLC(2)	5,800,000	7,230,709
Mitsubishi UFJ Financial Group, Inc.	1,508,000	8,893,129
Mizuho Financial Group, Inc.	4,495,000	8,726,915
PNC Financial Services Group, Inc. (The)(1)	105,000	8,668,800
Regions Financial Corp.	727,000	7,371,780
Skandinaviska Enskilda Banken AB, Class A	1,015,058	13,588,548
Societe Generale	228,488	11,470,655
SunTrust Banks, Inc.	191,000	7,267,550
Unione di Banche Italiane ScpA	1,298,108	10,687,209
Westpac Banking Corp.	228,000	7,250,409

		$165,513,315

Beverages — 2.8%
Anheuser-Busch InBev NV(1)	189,465	$20,449,470
Constellation Brands, Inc., Class A(2)	110,719	9,218,464
Diageo PLC	316,000	9,490,214

		$39,158,148

Biotechnology — 3.1%
Biogen Idec, Inc.(2)	30,874	$10,323,957
Celgene Corp.(2)	127,502	11,111,799
Gilead Sciences, Inc.(2)	232,701	21,303,777

		$42,739,533

Capital Markets — 0.7%
Charles Schwab Corp. (The)	160,000	$4,440,000
UBS AG	278,430	4,783,853

		$9,223,853

Chemicals — 3.0%
BASF SE	95,729	$9,907,371
LyondellBasell Industries NV, Class A(1)	147,296	15,650,200
Monsanto Co.	72,178	8,162,610
PPG Industries, Inc.(1)	38,000	7,537,680

		$41,257,861

Security	Shares	Value
Commercial Services & Supplies — 0.6%
Brambles, Ltd.	894,484	$7,743,640

		$7,743,640

Communications Equipment — 1.8%
QUALCOMM, Inc.(1)	95,543	$7,041,519
Telefonaktiebolaget LM Ericsson, Class B(1)	1,459,546	18,174,087

		$25,215,606

Consumer Finance — 2.0%
Discover Financial Services(1)	450,000	$27,477,000

		$27,477,000

Containers & Packaging — 0.5%
Amcor, Ltd.	757,823	$7,253,339

		$7,253,339

Diversified Telecommunication Services — 2.7%
Nippon Telegraph & Telephone Corp.	216,174	$14,354,873
Verizon Communications, Inc.(1)	457,340	23,059,083

		$37,413,956

Electric Utilities — 0.9%
NextEra Energy, Inc.	133,000	$12,487,370

		$12,487,370

Electrical Equipment — 3.2%
Emerson Electric Co.	216,911	$13,806,385
Mitsubishi Electric Corp.	851,974	11,247,364
Nidec Corp.	115,000	7,489,566
Rockwell Automation, Inc.	108,382	12,101,934

		$44,645,249

Electronic Equipment, Instruments & Components — 1.6%
Corning, Inc.(1)	765,000	$15,032,250
Yaskawa Electric Corp.	530,000	6,907,360

		$21,939,610

Energy Equipment & Services — 1.0%
FMC Technologies, Inc.(2)	216,533	$13,165,206

		$13,165,206

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	100,000	$11,754,000

		$11,754,000

Food Products — 1.9%
Hershey Co. (The)	200,000	$17,630,000
Mondelez International, Inc., Class A(1)	250,000	9,000,000

		$26,630,000

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	238,414	$10,041,998
Medtronic, Inc.	283,000	17,472,420

		$27,514,418

Hotels, Restaurants & Leisure — 2.9%
Accor SA	89,207	$4,320,082
Compass Group PLC	1,317,647	21,470,471
InterContinental Hotels Group PLC	369,231	14,979,970

		$40,770,523

Household Durables — 0.2%
Mohawk Industries, Inc.(2)	25,059	$3,126,611

		$3,126,611

Security	Shares	Value
Household Products — 1.3%
Reckitt Benckiser Group PLC(1)	90,610	$7,998,817
Svenska Cellulosa AB SCA, Class B	384,286	9,463,439

		$17,462,256

Industrial Conglomerates — 3.6%
Danaher Corp.	253,795	$18,750,374
Koninklijke Philips NV	398,895	12,294,170
Siemens AG	155,000	19,141,899

		$50,186,443

Insurance — 4.6%
ACE, Ltd.	63,360	$6,342,336
Aflac, Inc.(1)	133,642	7,983,773
Allianz SE	51,439	8,563,876
AXA SA(1)	585,082	13,442,055
MetLife, Inc.	210,000	11,046,000
Prudential PLC	694,647	15,965,665

		$63,343,705

Internet & Catalog Retail — 1.0%
Amazon.com, Inc.(1)(2)	45,334	$14,189,089

		$14,189,089

Internet Software & Services — 3.9%
Facebook, Inc., Class A(1)(2)	224,878	$16,337,387
Google, Inc., Class C(1)(2)	66,595	38,065,702

		$54,403,089

IT Services — 1.8%
Fiserv, Inc.(2)	230,000	$14,184,100
Visa, Inc., Class A	51,185	10,800,547

		$24,984,647

Machinery — 1.7%
Caterpillar, Inc.(1)	240,000	$24,180,000

		$24,180,000

Media — 2.8%
ITV PLC	4,386,263	$15,396,523
Live Nation Entertainment, Inc.(2)	251,969	5,848,200
Walt Disney Co. (The)(1)	202,612	17,400,319

		$38,645,042

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	155,894	$5,802,375

		$5,802,375

Multi-Utilities — 2.3%
National Grid PLC(1)	1,295,493	$18,452,005
Sempra Energy(1)	128,797	12,842,349

		$31,294,354

Multiline Retail — 1.0%
Dollar General Corp.(2)	111,657	$6,166,816
Macy’s, Inc.	123,377	7,129,957

		$13,296,773

Oil, Gas & Consumable Fuels — 8.5%
Chevron Corp.(1)	176,706	$22,837,483
Devon Energy Corp.	288,155	21,755,703
Occidental Petroleum Corp.(1)	214,925	21,000,322
Range Resources Corp.	105,761	7,994,474
Statoil ASA	724,772	20,710,049
Total SA(1)	364,193	23,488,508

		$117,786,539

Security	Shares	Value
Paper & Forest Products — 0.5%
International Paper Co.	149,053	$7,080,017

		$7,080,017

Pharmaceuticals — 7.7%
AstraZeneca PLC	162,420	$11,859,326
Bayer AG	132,280	17,448,591
Chugai Pharmaceutical Co., Ltd.	232,792	7,747,993
Merck & Co., Inc.(1)	260,419	14,776,174
Novartis AG	133,790	11,639,542
Perrigo Co. PLC	50,000	7,522,500
Roche Holding AG PC(1)	79,659	23,117,486
Takeda Pharmaceutical Co., Ltd.	285,552	13,024,729

		$107,136,341

Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.	80,000	$11,846,400

		$11,846,400

Semiconductors & Semiconductor Equipment — 0.8%
NXP Semiconductors NV(2)	166,641	$10,390,066

		$10,390,066

Software — 0.9%
Microsoft Corp.(1)	277,639	$11,982,899

		$11,982,899

Specialty Retail — 2.4%
AutoNation, Inc.(2)	58,459	$3,117,034
Home Depot, Inc. (The)(1)	166,182	13,435,815
Industria de Diseno Textil SA(1)	292,220	8,536,613
Kingfisher PLC	1,730,000	8,738,014

		$33,827,476

Technology Hardware, Storage & Peripherals — 2.4%
Apple, Inc.(1)	291,200	$27,829,984
Lenovo Group, Ltd.	3,481,860	4,758,467

		$32,588,451

Textiles, Apparel & Luxury Goods — 1.9%
Adidas AG	103,108	$8,164,554
Compagnie Financiere Richemont SA, Class A	76,552	7,264,189
NIKE, Inc., Class B	40,133	3,095,458
Pandora A/S	111,495	7,629,707

		$26,153,908

Tobacco — 2.0%
Altria Group, Inc.	200,000	$8,120,000
British American Tobacco PLC	329,000	19,273,599

		$27,393,599

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	3,250,000	$10,822,797

		$10,822,797

Total Common Stocks (identified cost $1,294,633,298)		$1,397,184,218

Preferred Stocks — 19.3%

Security	Shares	Value
Banks — 9.6%
AgriBank FCB, 6.875% to 1/1/24(3)	50,890	$5,378,437
Banco Santander SA, 5.95% to 1/30/19(3)(4)	700	743,888
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	2,480	2,353,172
Barclays Bank PLC, 8.25% to 12/15/18(3)	6,230	6,701,922
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	226,210	6,094,663
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	51,100	5,311,206
Deutsche Bank Contingent Capital Trust III, 7.60%	109,856	3,018,843
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	7,600	799,663
Farm Credit Bank of Texas, Series 1, 10.00%(1)	4,453	5,441,009
First Tennessee Bank, 3.75%(4)(5)	2,570	1,901,399
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	2,517	3,797,556
JPMorgan Chase & Co., Series O, 5.50%	125,773	2,838,697
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	3,100	2,982,811
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	2,509	2,560,016
KeyCorp, Series A, 7.75%	46,185	6,131,059
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	9,897	11,064,293
Regions Financial Corp., Series A, 6.375%	254,618	6,306,888
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	967	1,180,616
Royal Bank of Scotland Group PLC, Series S, 6.60%	58,838	1,443,296
Societe Generale, 7.875% to 12/18/23(3)(4)	7,838	8,276,193
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	77.32	8,844,153
SunTrust Banks, Inc., Series E, 5.875%	287,627	6,837,613
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	27,737	775,771
Texas Capital Bancshares, Inc., 6.50%	232,350	5,680,957
Texas Capital Bancshares, Inc., Series A, 6.50%	25,800	635,970
Webster Financial Corp., Series E, 6.40%	157,165	3,885,512
Wells Fargo & Co., Series L, 7.50%	5,677	6,869,170
Wells Fargo & Co., Series T, 6.00%	139,505	3,432,520
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	189,020	4,858,287
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	3,963	3,848,711
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	2,275	2,507,131

		$132,501,422

Capital Markets — 1.0%
Affiliated Managers Group, Inc., 6.375%	73,475	$1,845,141
Bank of New York Mellon Corp. (The), 5.20%	79,333	1,837,352
Goldman Sachs Group, Inc. (The), Series I, 5.95%	91,800	2,211,462
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	192,064	4,601,854
State Street Corp., Series D, 5.90% to 3/15/24(3)	137,110	3,555,605

		$14,051,414

Consumer Finance — 1.2%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	119,552	$3,253,309
Capital One Financial Corp., Series B, 6.00%	325,331	7,876,263
Discover Financial Services, Series B, 6.50%	235,600	6,027,237

		$17,156,809

Diversified Financial Services — 1.5%
General Electric Capital Corp., Series B, 6.25% to 12/15/22(1)(3)	27.60	$3,091,398
KKR Financial Holdings, LLC, Series A, 7.375%	239,185	6,145,261
Morgan Stanley, Series G, 6.625%	277,858	7,028,418
RBS Capital Funding Trust VII, Series G, 6.08%	216,602	5,181,120

		$21,446,197

Electric Utilities — 1.5%
AES Gener SA, 8.375% to 6/18/19(3)(4)	3,843	$4,361,818
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	6,500	6,622,991
Entergy Arkansas, Inc., 4.90%	52,980	1,224,500

Security	Shares	Value
Entergy Arkansas, Inc., 6.45%	51,243	$1,298,692
Entergy Louisiana, LLC, 6.95%	2,855	289,247
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	60,500	1,466,066
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	84,855	1,862,780
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(3)	2,656	2,977,796

		$20,103,890

Food Products — 0.8%
Dairy Farmers of America, 7.875%(4)	86,230	$9,293,981
Ocean Spray Cranberries, Inc., 6.25%(4)	18,430	1,663,308

		$10,957,289

Insurance — 0.9%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	38,700	$962,856
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	47,350	1,268,980
Endurance Specialty Holdings, Ltd., Series B, 7.50%	98,835	2,594,419
Montpelier Re Holdings, Ltd., 8.875%	259,165	7,051,879

		$11,878,134

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	274,918	$6,791,162

		$6,791,162

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	106,673	$2,523,883

		$2,523,883

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(3)	155,960	$4,226,906

		$4,226,906

Real Estate Investment Trusts (REITs) — 1.1%
American Realty Capital Properties, Inc., Series F, 6.70%	41,847	$972,943
Cedar Realty Trust, Inc., Series B, 7.25%	103,900	2,647,372
Chesapeake Lodging Trust, Series A, 7.75%	112,990	2,956,948
DDR Corp., Series J, 6.50%	259,000	6,519,030
Sunstone Hotel Investors, Inc., Series D, 8.00%	66,174	1,768,335
Taubman Centers, Inc., Series K, 6.25%	38,900	953,050

		$15,817,678

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(4)	1,321	$1,655,378

		$1,655,378

Thrifts & Mortgage Finance — 0.6%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	2,545	$2,443,200
EverBank Financial Corp., Series A, 6.75%	215,336	5,327,413

		$7,770,613

Total Preferred Stocks (identified cost $253,582,233)		$266,880,775

Corporate Bonds & Notes — 6.2%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.9%
Banco do Brasil SA, 6.25% to 4/15/24, 10/29/49(3)(4)	$1,200	$939,120
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	5,580	5,653,377
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	7,064	7,512,564
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	7,248	7,279,891
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	3,153	4,359,022
Regions Financial Corp., 7.375%, 12/10/37	290	367,362
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	400	322,000

		$26,433,336

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$1,290	$1,335,150

		$1,335,150

Diversified Financial Services — 0.9%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$3,783	$3,764,085
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	8,933	8,129,030

		$11,893,115

Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$4,417	$4,626,808

		$4,626,808

Electric Utilities — 1.2%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$6,095	$7,222,575
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(3)	8,600	8,798,798

		$16,021,373

Insurance — 1.6%
Allstate Corp. (The), Series B, 5.75% to 8/15/23, 8/15/53(3)	$681	$733,778
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(1)(3)	2,569	4,132,879
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(1)(3)(4)	2,115	2,226,037
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	3,513	3,807,955
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(3)	11,441	11,240,782

		$22,141,431

Pipelines — 0.2%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$3,016	$2,940,600
Energy Transfer Partners, LP, 3.243%, 11/1/66(5)	294	276,360

		$3,216,960

Total Corporate Bonds & Notes (identified cost $78,135,957)		$85,668,173

Exchange-Traded Funds — 0.8%

Security	Shares	Value
Equity Funds — 0.8%
iShares U.S. Preferred Stock ETF	300,000	$11,859,000

		$11,859,000

Total Exchange-Traded Funds (identified cost $11,939,129)		$11,859,000

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(6)	$35,085	$35,085,369

Total Short-Term Investments (identified cost $35,085,369)		$35,085,369

Total Investments — 129.7% (identified cost $1,673,375,986)		$1,796,677,535

Other Assets, Less Liabilities — (29.7)%		$(411,450,321)

Net Assets — 100.0%		$1,385,227,214

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $124,132,041 or 9.0% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $17,333.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	60.1%	$1,080,371,580
United Kingdom	9.5	170,490,548
Japan	5.5	98,442,614
France	4.1	73,351,540
Germany	3.5	63,226,291
Switzerland	3.4	60,427,297
Netherlands	2.4	42,961,244
Sweden	2.3	41,226,074
Italy	1.6	29,165,790
Australia	1.2	22,247,388
Norway	1.2	20,710,049
Belgium	1.1	20,449,470
Ireland	1.0	18,763,282
Spain	1.0	18,566,100
Bermuda	0.7	11,878,134
Denmark	0.4	7,629,707
Brazil	0.4	6,592,497
Cayman Islands	0.3	5,419,463
Hong Kong	0.3	4,758,467

Total Investments	100.0%	$1,796,677,535

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,674,830,694

Gross unrealized appreciation	$152,774,156
Gross unrealized depreciation	(30,927,315)

Net unrealized appreciation	$121,846,841

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$73,509,299	$116,550,808		$—	$190,060,107
Consumer Staples	55,722,464	66,675,539		—	122,398,003
Energy	86,753,188	44,198,557		—	130,951,745
Financials	136,757,103	140,647,170		—	277,404,273
Health Care	92,552,625	84,837,667		—	177,390,292
Industrials	106,146,722	57,916,639		—	164,063,361
Information Technology	151,664,454	29,839,914		—	181,504,368
Materials	44,232,882	17,160,710		—	61,393,592
Telecommunication Services	23,059,083	25,177,670		—	48,236,753
Utilities	25,329,719	18,452,005		—	43,781,724
Total Common Stocks	$795,727,539	$601,456,679	*	$—	$1,397,184,218
Preferred Stocks
Consumer Staples	$—	$10,957,289		$—	$10,957,289
Energy	—	4,226,906		—	4,226,906
Financials	80,560,408	140,061,859		—	220,622,267
Industrials	—	6,791,162		—	6,791,162
Telecommunication Services	—	1,655,378		—	1,655,378
Utilities	2,523,883	20,103,890		—	22,627,773
Total Preferred Stocks	$83,084,291	$183,796,484		$—	$266,880,775
Corporate Bonds & Notes	$—	$85,668,173		$—	$85,668,173
Exchange-Traded Funds	11,859,000	—		—	11,859,000
Short-Term Investments	—	35,085,369		—	35,085,369
Total Investments	$890,670,830	$906,006,705		$—	$1,796,677,535

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014